DELAWARE TAX-FREE PENNSYLVANIA FUND

Supplement to the Fund's Prospectus dated April 30, 2002

DELAWARE TAX-FREE USA FUND
DELAWARE TAX-FREE USA INTERMEDIATE FUND

Supplement to the Funds' Prospectus dated November 18, 2002

(each a "Fund")

Delaware Tax-Free Pennsylvania Fund

The following replaces the information in the section of the Prospectus entitled "Portfolio Managers" under "Who manages the Funds":

Portfolio managers
Patrick P. Coyne, Mitchell L. Conery and Joseph R. Baxter have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Coyne assumed primary responsibility for managing Delaware Tax-Free Pennsylvania Fund in November 1996. Mr. Conery and Mr. Baxter became co-managers of the Fund in January 1997 and January 2003, respectively.

Patrick P. Coyne, Senior Vice President/Deputy Chief Investment Officer - Fixed Income, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Mitchell L. Conery, Vice President/Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Joseph R. Baxter, Vice President/Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund:

The following replaces the information in the section of the Prospectus entitled "Portfolio Managers" under "Who manages the Funds":

Portfolio managers
Patrick P. Coyne, Mitchell L. Conery and Joseph R. Baxter have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne has been managing Delaware Tax-Free USA Intermediate Fund since its inception, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Fund since July 1, 1994 and Delaware National High-Yield Municipal Bond Fund since May 1, 1997. Mr. Conery became co-manager of Delaware Tax-Free USA Intermediate Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Fund in January 1997 and of Delaware National High-Yield Municipal Bond Fund on May 1, 1997. Mr. Baxter became co-manager of the Delaware Tax-Free USA Intermediate Fund and Delaware Tax-Free USA Fund on January 2003.

Patrick P. Coyne, Senior Vice President/Deputy Chief Investment Officer - Fixed Income, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Mitchell L. Conery, Vice President/Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Joseph R. Baxter, Vice President/Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

This Supplement is dated January 17, 2003.